Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 30, 2015	Feb. 12, 2013 Product
Supply Commitment [Line Items]
Lease expenses	$ 45.2	$ 40.5	$ 39.3
Other current liabilities	470.0
Equity method investments	0	0
Theravance Biopharma | Subsequent event
Supply Commitment [Line Items]
Collaborative agreement payment				15
Equity method investments				30.0
Theravance Biopharma | Subsequent event | Maximum
Supply Commitment [Line Items]
Development and sales milestone payments				220
Generic Biologic Compounds Collaboration
Supply Commitment [Line Items]
Insulin Analog Products					3
Other commitment	$ 75